Summary of Significant Accounting Policies and Basis of Presentation (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies and Basis of Presentation [Line Items]
Debt securities	$ 257